PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	$ 30,828	$ 13,345
Property, plant and equipment, end of period	38,987	30,828	$ 13,345
Impairment of property, plant and equipment	0	0	0
Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	98,794	70,905
Additions	26,280	20,900
Transfers from right of use asset	404	7,186
Foreign exchange movements	(2,119)	(71)
Disposal	(337)	(126)
Property, plant and equipment, end of period	123,022	98,794	70,905
Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	(67,966)	(57,560)
Charge for the year	(16,398)	(10,522)
Disposal	329	116
Property, plant and equipment, end of period	(84,035)	(67,966)	(57,560)
Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	7,427	3,780
Property, plant and equipment, end of period	12,938	7,427	3,780
Leasehold Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	22,155	16,016
Additions	8,618	4,775
Transfer from CWIP	962	248
Transfers from right of use asset	354	1,123
Foreign exchange movements	(413)	(7)
Property, plant and equipment, end of period	31,676	22,155	16,016
Leasehold Improvements [Member] | Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	(14,728)	(12,236)
Charge for the year	(4,010)	(2,492)
Property, plant and equipment, end of period	(18,738)	(14,728)	(12,236)
Furniture, Fixture and Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	10,854	3,911
Property, plant and equipment, end of period	10,552	10,854	3,911
Furniture, Fixture and Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	21,239	12,010
Additions	4,012	4,448
Transfer from CWIP	101	440
Transfers from right of use asset		4,434
Foreign exchange movements	(928)	(83)
Disposal		(10)
Property, plant and equipment, end of period	24,424	21,239	12,010
Furniture, Fixture and Equipment [Member] | Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	(10,385)	(8,099)
Charge for the year	(3,487)	(2,296)
Disposal		10
Property, plant and equipment, end of period	(13,872)	(10,385)	(8,099)
Computer Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	11,231	4,913
Property, plant and equipment, end of period	13,926	11,231	4,913
Computer Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	53,730	41,805
Additions	12,295	10,287
Transfer from CWIP		53
Transfers from right of use asset		1,629
Foreign exchange movements	(778)	30
Disposal	(245)	(74)
Property, plant and equipment, end of period	65,002	53,730	41,805
Computer Equipment [Member] | Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	(42,499)	(36,892)
Charge for the year	(8,822)	(5,681)
Disposal	245	74
Property, plant and equipment, end of period	(51,076)	(42,499)	(36,892)
Vehicles [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	224
Property, plant and equipment, end of period	216	224
Vehicles [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	578	333
Additions		298
Transfer from CWIP	29
Transfers from right of use asset	50
Foreign exchange movements		(11)
Disposal	(92)	(42)
Property, plant and equipment, end of period	565	578	333
Vehicles [Member] | Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	(354)	(333)
Charge for the year	(79)	(53)
Disposal	84	32
Property, plant and equipment, end of period	(349)	(354)	(333)
Assets Under Construction [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	1,092	741
Property, plant and equipment, end of period	1,355	1,092	741
Assets Under Construction [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	1,092	741
Additions	1,355	1,092
Transfer from CWIP	(1,092)	(741)
Property, plant and equipment, end of period	$ 1,355	$ 1,092	$ 741